Deferred revenue and other liabilities	12 Months Ended
Dec. 31, 2022
Deferred revenue and other liabilities
Deferred revenue and other liabilities

25. Deferred revenue and other liabilities

Non-current

EURm	2022	2021
Deferred revenue(1)	–	305
Salaries, wages and social charges	46	46
Other	57	85
Total	103	436

Current

EURm	2022	2021
Deferred revenue(1)	–	155
Salaries, wages and social charges	1 669	1 780
VAT and other indirect taxes	328	349
Discounts without performance obligations	539	479
Accrued expenses related to customer projects	466	517
Other	617	660
Total	3 619	3 940

(1)  In 2021, non-current deferred revenue of EUR 305 million and current deferred revenue of EUR 155 million related to an IP licensing contract which was determined to be a completed contract as defined in the transition guidance of IFRS 15, Revenue from Contracts with Customers. In December 2022, the licensee exercised a contractual option to extend the license agreement for the remaining life of the licensed patents, making it in substance a perpetual license. As a result, Nokia has recognized all the remaining revenue related to the License Agreement during the year. Refer to Note 6, Revenue recognition.

Other accruals include accrued logistics, research and development, IT, interest and royalty expenses, as well as various amounts that are individually insignificant.